Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies Policy [Abstract]
Revenue recognition
(a)	Revenue recognition
Revenue is comprised of subscription and services revenue and interest revenue.
Subscription and services revenue
Subscription and services revenue is comprised of service revenue, trading revenue, transaction processing revenue, management fee revenue, commission revenue and brokerage revenue. Subscription and services revenue is measured based on the consideration specified in a contract with customers. The Company recognizes revenue when control of the services is transferred to the customer.
Service revenue
The Company earns service revenue through its subscription-based offerings including saving and investing products, identity fraud protection, loan protection services, and premium account services. The Company’s service revenues are derived from contracts with individual users. The Company recognizes service revenue from the performance obligations on a straight-line basis, over the length of the contract, on a monthly basis. The Company also earns service revenue through MogoCrypto transaction fees, and MogoCard interchange revenue and other fees that are mainly driven by transactional volume and are recognized when the transaction occurs.
Transaction processing revenue
–
new accounting policy applied as at January 25, 2021
The Company’s transaction processing revenue is derived from long-term processing contracts with financial and non-financial
institutions. Transaction processing revenue is generated primarily from [i] fees charged to set up a customer on the Company’s processing platform; and [ii] processing charges, including maintenance fees on cards on the Company’s processing platform, determined by the number of transactions processed and/or cards boarded by the Company for its customers.
Transaction processing revenue typically includes a performance obligation to provide processing services to its customers. The Company has determined that transaction processing services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of service performed for the customer. As a result, the Company has determined that transaction processing revenue arrangements represent an individual performance obligation.
The Company recognizes
set-up
fees over the contract period, on a straight-line basis, commencing when services to set up a customer have been completed. The Company recognizes transaction processing charges, including maintenance fees, on a monthly basis based on the greater of the monthly minimum contracted revenue or the total actual transaction fees due based on the number of transactions processed.

Management fee revenue
–
new accounting policy applied as at May 4, 2021
Revenue from management services consists of management fees earned through investment advisory services and from investment fund management.
The Company recognizes management fee revenue as the management services are delivered.
Commission revenue
Commission revenue is comprised of MogoMortgage brokerage commissions and Exempt Market Dealer commission revenue. The Company earns a commission based on the rate set out within the agreement and is recognized upon completion of the services outlined in the agreement.
Brokerage revenue
–
new accounting policy applied as at September 1, 2021
Brokerage revenue arising from negotiating or participating in the negotiation of a transaction on behalf of a third party, such as an agreement to acquire shares or other securities or to buy or sell businesses, is recognized at the closing of the underlying transaction. Fee revenue or components thereof that are related to execution are recognized when the related criteria are met.
Interest revenue
Interest revenue represents interest on our long-term loan products. Our long-term
loans fall into two categories: line of credit accounts and installment loans. For line of credit accounts, interest is recognized on an effective interest basis during the period, and fees are recognized when assessed to the customer. For installment loans, revenue is recognized on an effective interest basis over the term of the loan and fees are recognized when assessed to the customer. On February 28, 2020, Mogo completed the sale of the majority of its instalment loan portfolio. Refer Note 4 for more details.

Cost of revenue
(b)	Cost of revenue
Cost of revenue consists of provision for loan losses and transaction costs. Transaction costs are expenses that relate directly to the acquisition and processing of new customers (excluding marketing) and include expenses such as data aggregation costs, payment facilitation costs, credit scoring fees, loan system transaction fees, and certain fees related to the MogoCard and MogoProtect programs.

Financial Instruments
(c)	Financial instruments
Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of operations and comprehensive loss.
Classification and measurement of financial assets and financial liabilities
At initial recognition, the Company measures a financial asset at its fair value plus, and in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss. Financial liabilities are recognized initially at fair value and are classified as amortized cost or as fair value through profit or loss (“
FVTPL
”). A financial liability is classified as at FVTPL if it is classified as held-for
trading, it is a derivative or it is designated as such on initial recognition.
The Company classifies its financial assets between those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and those to be measured at amortized cost. Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

☐	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

☐	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at fair value through other comprehensive income (“
FVOCI
”) if it meets both of the following conditions and is not designated as at FVTPL:

☐	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

☐	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL.
Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense is recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.
The Company’s financial instruments measured at amortized cost include cash and cash equivalent, loans receivable, other receivables, accounts payable and accruals, lease liabilities, credit facilities, debentures, and convertible debentures.
The Company’s financial instruments measured at FVTPL include the investment portfolio, derivative financial assets and derivative financial liabilities.
Realized gains or losses on the disposal of investments are determined based on the weighted average cost. Unrealized gains or losses on investments and derivative instruments are determined based on the change in fair value at each reporting period.
Impairment of financial assets
Expected credit loss model
The expected credit loss (“
ECL
”) model is a three-stage impairment approach used to measure the allowance for loan losses on loans receivable at each reporting period date. Loans are classified under one of three stages based on changes in credit quality since initial recognition. Stage 1 loans consist of performing loans that have not had a significant increase in credit risk since initial recognition. Loans that have experienced a significant increase in credit risk since initial recognition are classified as Stage 2, and loans considered to be credit-impaired are classified as Stage 3. The Company routinely refinances its existing customers, and accordingly, does not consider a modification to be an indicator of increased credit risk. The allowance for loan losses on both Stage 2 and Stage 3 loans is measured at lifetime ECLs. The allowance for loan losses on Stage 1 loans is measured at an amount equal to
12-month
ECLs, representing the portion of lifetime ECLs expected to result from default events possible within 12 months of the reporting date. The Company’s measurement of ECLs is impacted by forward looking indicators (“
FLIs
”) including the consideration of forward macroeconomic conditions. Management has applied a probability weighted approach to the measurement of ECL as at December 31, 2021, involving multiple scenarios and FLIs. Refer to Note 4 for more details.
Assessment of significant increase in credit risk
Significant increases in credit risk are assessed based on changes in probability of default of loans receivable subsequent to initial recognition. The Company uses past due information to determine whether credit risk has increased significantly since initial recognition. Loans receivable are considered to have experienced a significant increase in credit risk and are reclassified to Stage 2 if a contractual payment is more than 30 days past due as at the reporting date.
The Company defines default as the earlier of when a contractual loan payment is more than 90 days past due or when a loan becomes insolvent as a result of customer bankruptcy. Loans that have experienced a default event are considered to be credit-impaired and are reclassified as Stage 3 loans.

Measurement of expected credit losses
ECLs are measured as the calculated expected value of cash shortfalls over the remaining life of a loan receivable, using a probability-weighted approach that reflects reasonable and supportable information about historical loss rates, post-charge off recoveries, current conditions and forward-looking indicators such as bank rates and unemployment rates. The measurement of ECLs primarily involves using this information to determine both the expected probability of a default event occurring and expected losses resulting from such default events. Loans are grouped according to product type, customer tenure and aging for the purpose of assessing ECLs. Historical loss rates and probability weights are re-assessed
quarterly and subject to management review.

Property and equipment
(d)	Property and equipment
All property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items of property and equipment.
All assets having limited useful lives are depreciated using the declining balance method at rates intended to depreciate the cost of assets over their estimated useful lives except leasehold improvements, which are depreciated straight line over the term of lease.
The depreciation rate for each class of asset during the current and comparative period are as follows:

Rate

Computer equipment	30%
Furniture and fixtures	20%
Leasehold improvements	Term of lease

The useful lives of items of property and equipment are reviewed periodically, and the useful life is altered if estimates have changed significantly.

Intangible assets
(e)	Intangible assets
Intangible assets, with the exception of digital assets, are measured at cost less accumulated amortization and impairment losses. Intangible assets include internally generated and acquired software, acquired technology assets, regulatory licenses, and customer relationships with finite useful lives. Acquired brand and trade names are considered to have indefinite useful lives. Internally generated software costs primarily consist of salaries and payroll-related costs for employees directly involved in the development efforts and fees paid to outside consultants.
Amortization is recorded at rates intended to amortize the cost of the intangible assets over their estimated useful lives as follows:

Rate
Software - Internally generated	5 years straight line
Software licenses	5 years straight line
Technology assets - Acquired	10 years straight line
Customer relationships	5 years straight line
Regulatory licenses	5 years straight line
Brand and trade name	Indefinite
Development costs, including those related to the development of software, are recognized as an intangible asset when the Company can demonstrate:

☐	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

☐	its intention to complete and its ability to use or sell the asset;

☐	how the asset will generate future economic benefits;

☐	the availability of resources to complete the asset; and

☐	the ability to measure reliably the expenditure during development.
Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete, and the asset is available for use. During the period of development, the asset is tested for impairment annually.

Goodwill
(f)	Goodwill – new accounting policy applied as at January 25, 2021
Goodwill represents the future economic benefits arising from a business combination that are not individually identified and separately recognized. Goodwill is measured at cost less accumulated impairment losses. Goodwill is tested for impairment annually.

Impairment of non-financial assets

(g)	Impairment of non-financial assets
At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating
units (“
CGUs
”) to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.
For impairment testing purposes, the Company is determined to be two CGUs as follows:

☐	Carta; and

☐	Remaining Mogo related entities.
Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.
The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statement of operations and comprehensive loss.
Other than for goodwill, where
an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized in the consolidated statement of operations and comprehensive loss.

Digital assets
(h)	Digital assets – new accounting policy applied as at January 1, 2021
Digital assets represent investments in cryptocurrencies held by the Company that are classified as indefinite life intangible assets. The Company has ownership and control over its digital assets and uses third-party custodial services to secure them. The Company has concluded that digital assets are traded in an active market where there are observable prices and digital assets are measured under the revaluation model at fair value at the revaluation date less any accumulated impairment loss.
Acquisitions of digital assets are recognized at cost and are remeasured to fair value at the end of the period by reference to active markets. The Company determines the fair value of our digital assets in accordance with IFRS 13
Fair Value Measurement
(“
IFRS 13
”) using quoted prices on the active exchanges for digital assets (Level 1 inputs). Digital assets are remeasured to fair value on this basis at each reporting date. In addition, the Company perform an analysis each quarter to identify whether events or changes in circumstances in addition to market price, provide indicators of impairment. A decrease in value due to impairment identified in this manner is accounted for as a fair value decrease as described below.
Fair value increases are recognized in other comprehensive income and recorded to a revaluation reserve, except to the extent that the increase reverses a previous revaluation decrease on the same asset recognized in net loss, in which case a gain up to the amount of the loss previously charged to net loss is recognized in net profit. Fair value decreases are recognized in other comprehensive loss to the degree that these reduce any accumulated revaluation reserve, with any decrease in excess of the revaluation reserve recognized in net loss.

Foreign currencies
(i)	Foreign currency translation – new accounting policy applied as at January 25, 2021
The consolidated financial statements are presented in Canadian dollars. The functional currency of each subsidiary is determined based on the currency of the primary economic environment in which that subsidiary operates. Transactions in foreign currencies are initially recorded by the subsidiaries at their respective functional rates prevailing at the date of the transaction. Monetary items are translated into Canadian dollars at the exchange rate in effect as at the date of the consolidated statement of financial position and non-monetary
items are translated as at the rate of exchange in effect when the assets were acquired or the obligation was incurred. Revenue and expenses are translated at the exchange rate in effect at the time of the transaction. Foreign exchange gains or losses are recorded in the consolidated statement of operations and comprehensive loss. The functional currency of each subsidiary that is not in Canadian dollars is as follows: Carta Financial Services Ltd. (GBP), Carta Solutions Processing Services Cyprus Ltd. (EUR), Carta Solutions Processing Services Corp. (MAD), Carta Solutions Singapore PTE. Ltd. (SGD), Carta Americas Inc. (USD), Moka Financial Technologies Europe (EUR), Tactex Asset Management Inc. (EUR), and Tactex Advisors Inc. (USD).

Foreign operations
(j)	Foreign operations – new accounting policy applied as at January 25, 2021
The assets and liabilities of foreign operations are translated to the presentation currency using exchange rates at the reporting date. The revenue and expenses of foreign operations are translated to the presentation currency using exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

Provisions
(k)	Provisions
Provisions are recognized when the Company has a present legal or constructive obligation that is the result of a past event, when it is probable that the Company will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made. If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects the risk specific to the obligation.

Income taxes
(l)	Income taxes
Income tax expense is comprised of current and deferred tax. Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Investment tax credits
(m)	Investment tax credits – new accounting policy applied as at May 4, 2021
The benefits of investment tax credits for scientific research and development expenditures are recognized in the year the qualifying expenditure is made, providing there is reasonable assurance of recovery.

Sales tax
(n)	Sales tax
Revenue, expenses and assets are recognized net of the amount of sales tax except where the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable. The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of amounts receivable or accounts payable and accrued liabilities in the consolidated statement of financial position.

Share-based payments
(o)	Share-based payments
The Company measures equity settled stock options granted to directors, officers, employees and consultants based on their fair value at the grant date and recognizes compensation expense over the vesting period. Measurement inputs include the Company’s share price on the measurement date, the exercise price of the option or warrant, the expected volatility of the Company’s shares, the expected life of the options or warrants, and the risk-free rate of return. Dividends are not factored in as the Company does not expect to pay dividends in the foreseeable future. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate.
For each restricted share unit (“
RSU
”) granted to directors, officers and employees, compensation expense is recognized equal to the market value of one common share at the date of grant based on the number of RSUs expected to vest, recognized over the term of the vesting period, with a corresponding credit to contributed surplus.
Share-based payment arrangements with
non-employees
in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payments transactions. The share-based payments are measured based on the fair value of the goods or services received if the fair value can be reliably measured. Otherwise, the share-based payments are measured based on the fair value of the share-based awards using the expected life, risk free interest rate, volatility, exercise price, and fair value of the underlying equity instrument at the time the goods or services are received.

Earnings per share
(p)	Earnings per share
The computation of earnings per share is based on the weighted average number of shares outstanding during the period. Diluted earnings per share are computed in a similar way to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares assuming the exercise of share options or warrants, or conversion of convertible debentures, if dilutive.

Business combination
(q)	Business combinations
The Company uses the acquisition method of accounting for its business combinations. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any gain on purchase is recognized in profit or loss immediately. Transaction cost are expenses as incurred, except if related to the issue of debt or equity securities. The consideration transferred does not include amounts related to the settlement of pre-existing
relationship. Such amounts are generally recognized in the consolidated statement of operations and comprehensive loss.
If share-based payment awards (“
replacement awards
”) are required to be exchanged for awards held by acquiree’s employees, then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards related to pre-acquisition
services.

Investment in Associate
(r)	Investment in associate – New accounting policy applied as at April 16, 2021
An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries.
The Company’s investment in its associate is accounted for using the equity method. Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of the profit or loss and other comprehensive income of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.
The consolidated statement of operations and comprehensive loss reflects the Company’s share of the results of operations of the associate. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.
The aggregate of the Company’s share of an associate’s profit or loss after tax is shown on the face of the consolidated statement of operations and comprehensive loss as a separate line item. The financial statements of the associate are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company. After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within its share of profit or loss of an associate in the consolidated statement of operations and comprehensive loss.

Cash and cash equivalent
(s)	Cash and cash equivalent
Cash and cash equivalent in the consolidated statement of financial position and cash flows is comprised of cash held at banks, cash held on hand and short-term highly liquid deposits with an original maturity of three months or less that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.
Cash and cash equivalents include $1,446 of deposits held by the Company that are subject to regulatory restrictions and therefore are not available for general use.

Leases
(t)	Leases
Right-of-use
assets
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement
of lease liabilities. The cost of
right-of-use
assets includes the amount of lease liabilities recognized, initial direct cost incurred, and lease payments made at or before the commencement date less any lease incentives received. The right-of-use
assets are depreciated on a straight-line basis over the lease term.
Right-of-use
assets are subject to an evaluation of impairment if any indicators of impairment are noted.
Lease liabilities
The Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payment includes fixed payments (including in-substance
fixed payments). Variable payments other than those that depend on an index or a rate are recorded in general and administration expenses as incurred.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured
if there is a modification, a change in the lease term or a change in the in-substance
fixed lease payments.

Short-term leases and leases of
low-value
assets
The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases of office equipment that are considered of low value (i.e., below $5,000). Lease payments on short-term leases and leases of low-value
assets are recognized as expenses in the period incurred.

Government assistance
(u)	Government assistance
Government assistance is recognized when there is reasonable assurance that it will be received and all related conditions will be complied with. When government assistance relates to an expense item, it is recognized as revenue over the period necessary to match the government assistance in a systematic basis to the costs that is intended to subsidize.

Significant accounting judgements, estimates and assumptions
(v)	Significant accounting judgements, estimates and assumptions
The preparation of the consolidated financial statements requires management to make estimates, assumptions and judgments that affect the reported amount of assets and liabilities, and the reported amount of revenues and expenses during the year. Actual results may differ from these estimates. Estimates, assumptions, and judgments are reviewed on an ongoing basis. Revisions to accounting estimates are recognized on a prospective basis beginning from the period in which they are revised.
Significant accounting judgements
The following are the critical judgements, apart from those involving estimations that have been made in the process of applying the Company’s accounting policies, which have the most significant effect on the amounts recognized in the consolidated financial statements.
Expected credit losses
In applying its accounting policy for the expected credit loss model the Company applies judgment in defining significant increase in defaults, and its write-offs policy. Refer to Note 4 for further details.
Significant accounting estimates and assumptions
These estimates and assumptions are based on management’s historical experience, best knowledge of current events, conditions and actions that the Company may undertake in the future and other factors that management believes are reasonable under the circumstances.

These estimates and assumptions are reviewed periodically, and the effect of a change in accounting estimate or assumption is recognized prospectively by including it in the consolidated statement of operations and comprehensive loss in the period of the change and in any future periods affected.
The areas where estimates and assumptions have the most significant effect on the amounts recognized in the consolidated financial statements include the following:

(i)	Allowance for loan losses
Our provision for loan losses consists of amounts charged to the consolidated statement of operations and comprehensive loss during the period to maintain an adequate allowance for loan losses. Our allowance for loan losses represents our estimate of the expected credit losses inherent in our existing loan portfolio and is based on a variety of factors, including the composition and quality of the portfolio, loan-specific information gathered through our collection efforts, delinquency levels, our historical charge-off
and loss experience, our expectations of future loan performance, and general forward-looking macroeconomic conditions. The methodology and assumptions used in setting the loan loss allowance are reviewed regularly to reduce any difference between loss estimates and actual loss experience.

(ii)	Fair value of privately held investments
Estimating fair value requires that significant judgment be applied to each individual investment. For privately held investments, the fair value of each investment is measured using the most appropriate valuation methodology or combination of methodologies in the judgment of management in light of the specific nature, facts and circumstances surrounding that investment. This may take into consideration, but not be limited to, one or more of the following: valuations of recent or in-progress
funding rounds, forward revenue and earnings projections, comparable peer valuation multiples, and the initial cost base of the investment. Actual results could differ significantly from these estimates.

(iii)	Fair value of identifiable intangible assets acquired from business combinations
Estimating fair value requires that significant judgement be applied to each identifiable intangible asset. For identifiable intangible assets, the fair value is determined using the most appropriate valuation methodology or combination of methodologies in the judgement of management in light of the specific nature, facts and circumstances surrounding the intangible asset. Management exercises judgement in determining inputs to the valuation methodology including discount rates and cash flow projections. Variations in actual results for any of these inputs will result in a different fair value of the intangible asset as compared to the original estimate.

(iv)	Valuation of goodwill acquired in business combinations
The Company is required to assess the recoverability of values assigned to cash generating units that include goodwill on an annual basis. Estimating the recoverable amount requires significant judgment in the determination of appropriate inputs. This may take into consideration the following: forecast period, cash flow projections, discount rates. Actual results could differ significantly from these estimates.

New and amended standards and interpretations
(w)	New and amended standards and interpretations
Certain new or amended standards and interpretations became effective on January 1, 2021, but do not have an impact on the consolidated financial statements of the Company. The Company has not adopted any standards or interpretations that have been issued but are not yet effective.

Certain new or amended standards and interpretations are expected to become effective on January 1, 2022 and beyond. There are no new standards, interpretations or amendments that are expected to have a material impact to the Company’s consolidated financial statements. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.